UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-21751

Lazard World Dividend & Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices)     (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (212) 632-6000

Date of fiscal year end:        12/31

Date of reporting period:     3/31/2013

Item 1.	Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments

March 31, 2013 (unaudited)

Description	Shares	Value
Common Stocks — 98.0%

Australia — 3.5%

DUET Group	534,100	$1,278,980
Telstra Corp., Ltd.	108,254	508,316
Transurban Group	181,260	1,204,027
Westfield Group REIT	45,600	515,120
		3,506,443

Belgium — 1.0%

Belgacom SA	40,701	1,011,888

Brazil — 3.4%

Banco do Brasil SA	198,717	2,692,501
Direcional Engenharia SA	78,600	561,276
MRV Engenharia e Participacoes SA	36,900	153,388
		3,407,165

Cambodia — 0.7%

NagaCorp, Ltd.	886,000	748,744

China — 5.4%

Agricultural Bank of China, Ltd., Class H	4,640,000	2,223,599
China Construction Bank Corp., Class H	1,963,180	1,603,411
Industrial and Commercial Bank of China, Ltd., Class H	1,036,440	726,338
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	778,800	943,082
		5,496,430

Denmark — 0.6%

Pandora A/S	22,171	609,889

Egypt — 1.1%

Orascom Construction Industries (a)	31,840	1,123,261

Finland — 1.8%

Sampo Oyj, A Shares	48,813	1,877,129

France — 7.2%

AXA SA	85,960	1,477,620
Rexel SA	75,177	1,640,626
Sanofi SA	10,758	1,093,145
Total SA	27,541	1,318,761
Valeo SA	31,777	1,719,559
		7,249,711

Germany — 2.1%

Allianz SE	8,676	1,178,306
Bayerische Motoren Werke AG	11,382	982,054
		2,160,360

Indonesia — 0.2%

PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	1,889,000	250,765

Description	Shares	Value
Israel — 3.5%

Bezeq The Israeli Telecommunication Corp., Ltd.	1,137,912	$1,576,675
Israel Chemicals, Ltd.	150,115	1,939,657
		3,516,332

Italy — 5.2%

Atlantia SpA	166,746	2,633,320
Eni SpA	118,342	2,659,245
		5,292,565

Japan — 1.9%

Mizuho Financial Group, Inc.	886,400	1,892,669

Macau — 1.4%

Sands China, Ltd.	272,000	1,410,361

Mexico — 0.5%

Fibra Uno Administracion SA de CV REIT	154,100	508,408

Norway — 1.5%

Orkla ASA	85,891	686,746
Seadrill, Ltd.	21,700	807,457
		1,494,203

Russia — 6.3%

Globaltrans Investment PLC Sponsored GDR	95,851	1,512,529
Mobile TeleSystems OJSC Sponsored ADR	120,680	2,502,903
Oriflame Cosmetics SA SDR	31,960	1,088,785
Sberbank of Russia GDR (a), (b), (c)	96,808	1,241,078
		6,345,295

South Africa — 4.0%

AVI, Ltd.	69,309	404,836
Kumba Iron Ore, Ltd.	13,647	730,146
Life Healthcare Group Holdings Pte, Ltd.	333,986	1,256,720
MTN Group, Ltd.	33,660	591,108
Vodacom Group, Ltd.	92,800	1,109,123
		4,091,933

Spain — 2.2%

Red Electrica Corporacion SA	44,184	2,223,014

Sweden — 1.7%

Electrolux AB, Series B	36,909	939,072
Swedbank AB, A Shares	34,245	778,803
		1,717,875

Switzerland — 2.8%

Swiss Re AG	13,847	1,126,081
Zurich Insurance Group AG	6,190	1,722,741
		2,848,822

Taiwan — 2.1%

Radiant Opto-Electronics Corp.	224,000	883,939

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2013 (unaudited)

Description	Shares	Value
Siliconware Precision Industries Co.	1,108,000	$1,259,828
		2,143,767

Thailand — 1.0%

Krung Thai Bank Public Co., Ltd. (c)	759,100	642,844
Tisco Financial Group Public Co., Ltd. (c)	198,000	373,553
		1,016,397

Turkey — 1.9%

Tofas Turk Otomobil Fabrikasi AS	130,730	942,921
Tupras-Turkiye Petrol Rafinerileri AS	32,022	964,571
		1,907,492

United Kingdom — 6.3%

Direct Line Insurance Group PLC	229,779	711,543
Rexam PLC	84,204	674,903
Royal Dutch Shell PLC, A Shares	75,537	2,439,076
Vodafone Group PLC	894,816	2,537,066
		6,362,588

United States — 28.7%

Ameriprise Financial, Inc.	6,800	500,820
Apple, Inc.	1,779	787,439
Aviv REIT, Inc.	23,432	563,774
CenturyLink, Inc.	95,600	3,358,428
Cisco Systems, Inc.	48,100	1,005,771
ConocoPhillips	16,560	995,256
Darden Restaurants, Inc.	17,492	903,986
Duke Realty Corp. REIT	45,200	767,496
EPR Properties REIT	17,800	926,490
Harsco Corp.	20,730	513,482
Hasbro, Inc.	50,485	2,218,311
Intel Corp.	73,230	1,600,075
Johnson & Johnson	13,000	1,059,890
Las Vegas Sands Corp.	15,000	845,250
Lexington Realty Trust REIT	128,300	1,513,940
Mack-Cali Realty Corp. REIT	21,230	607,390
Medical Properties Trust, Inc. REIT	44,300	710,572
Microsoft Corp.	36,100	1,032,821
Nutrisystem, Inc.	61,300	519,824
People’s United Financial, Inc.	55,700	748,608
Pfizer, Inc.	48,500	1,399,710
Qualcomm, Inc.	7,800	522,210
Republic Services, Inc.	35,100	1,158,300
Southern Copper Corp.	55,180	2,073,113
Sysco Corp.	59,110	2,078,899

Description	Shares	Value
Wynn Resorts, Ltd.	5,400	$675,864
		29,087,719
Total Common Stocks (Identified cost $92,124,679)		99,301,225

Preferred Stock — 0.9%

United States — 0.9%

Capital One Financial Corp., Series B (Identified cost $928,277)	37,205	942,775

Description	Principal Amount (000) (d)	Value
Foreign Government Obligations — 10.4%

Brazil — 3.1%

Brazil NTN-B:
6.00%, 05/15/15	2,330	$2,837,642
6.00%, 08/15/16	273	334,479
		3,172,121
Colombia — 0.1%

Republic of Colombia, 12.00%, 10/22/15	188,000	123,943

Hungary — 0.2%

Hungary Treasury Bill, 0.00%, 04/17/13	50,500	212,309

Mexico — 2.3%

Mexican Bonos:
7.00%, 06/19/14	13,170	1,102,610
9.50%, 12/18/14	9,000	792,859
Mexican Udibonos, 5.00%, 06/16/16	4,299	391,367
		2,286,836

Romania — 1.4%

Romania Government Bonds:
5.85%, 07/28/14	2,600	757,737
5.80%, 10/26/15	1,000	292,180
5.90%, 07/26/17	1,100	322,759
		1,372,676

Russia — 0.7%

Russia Government Bonds – OFZ:
7.50%, 02/27/19	6,590	222,812
7.60%, 04/14/21	15,289	516,143
		738,955

South Africa — 0.3%

Republic of South Africa, 5.50%, 12/07/23	1,578	253,936

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2013 (unaudited)

Description	Principal Amount (000) (d)	Value
Turkey — 1.4%

Turkey Government Bonds:
8.00%, 10/09/13	465	$259,550
10.00%, 12/04/13	310	175,620
3.00%, 07/21/21	1,609	1,010,283
		1,445,453

Uruguay — 0.9%

Uruguay Monetary Regulation Bills:
0.00%, 05/09/13	1,350	70,997
0.00%, 06/27/13	2,880	149,603
0.00%, 07/05/13	11,150	578,221
0.00%, 08/15/13	3,000	153,699
		952,520
Total Foreign Government Obligations (Identified cost $10,163,258)		10,558,749

Description	Shares	Value
Short-Term Investment — 0.4%

State Street Institutional Treasury Money Market Fund (Identified cost $355,200)	355,200	$355,200

Total Investments — 109.7% (Identified cost $103,571,414) (e), (f)		$111,157,949

Liabilities in Excess of Cash and Other Assets — (9.7)%		(9,830,124)

Net Assets — 100.0%		$101,327,825

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2013 (unaudited)

Forward Currency Purchase Contracts open at  March 31, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	RBC	04/02/13	860,804	$428,473	$425,982	$—	$2,491
BRL	RBC	05/03/13	865,830	434,000	426,977	—	7,023
CLP	CIT	04/29/13	213,776,640	448,000	451,595	3,595	—
CLP	RBC	04/08/13	225,268,500	474,000	477,347	3,347	—
CLP	UBS	04/10/13	264,772,760	556,000	560,891	4,891	—
CLP	UBS	04/15/13	139,682,500	295,000	295,683	683	—
CNY	BRC	04/26/13	5,564,880	885,000	894,235	9,235	—
CNY	HSB	06/19/13	4,169,787	663,999	668,094	4,095	—
CNY	JPM	05/28/13	6,205,008	985,000	995,339	10,339	—
COP	CIT	04/23/13	688,832,500	379,000	376,617	—	2,383
COP	JPM	05/21/13	973,161,000	535,145	530,844	—	4,301
COP	UBS	04/11/13	506,800,000	280,000	277,395	—	2,605
COP	UBS	04/24/13	1,040,461,380	582,859	568,817	—	14,042
CZK	BNP	04/05/13	680,176	33,867	33,826	—	41
CZK	BNP	04/05/13	9,883,478	501,000	491,526	—	9,474
CZK	BNP	07/08/13	9,650,295	489,138	480,244	—	8,894
CZK	JPM	05/06/13	9,936,612	505,671	494,282	—	11,389
CZK	JPM	06/06/13	9,848,448	499,841	490,004	—	9,837
CZK	JPM	06/06/13	10,751,160	546,959	534,918	—	12,041
DOP	CIT	04/15/13	4,078,800	101,211	99,386	—	1,825
DOP	CIT	04/16/13	7,474,950	185,437	182,094	—	3,343
EUR	BNP	04/30/13	311,000	404,269	398,726	—	5,543
EUR	BNP	05/20/13	484	639	621	—	18
EUR	BNP	05/20/13	155,500	202,290	199,392	—	2,898
EUR	BRC	06/25/13	99,334	128,894	127,408	—	1,486
EUR	CIT	04/11/13	115,000	149,408	147,420	—	1,988
EUR	CIT	04/11/13	228,000	295,419	292,277	—	3,142
EUR	CIT	05/20/13	884,633	1,185,604	1,134,335	—	51,269
EUR	JPM	05/28/13	266,501	351,000	341,745	—	9,255
GHS	SCB	04/17/13	194,000	97,243	99,456	2,213	—
GHS	SCB	04/19/13	147,500	75,255	75,545	290	—
GHS	SCB	04/22/13	1,491,000	760,326	762,544	2,218	—
GHS	SCB	05/28/13	337,000	168,795	169,381	586	—
HUF	BNP	04/30/13	112,789,926	497,000	473,462	—	23,538
HUF	CIT	05/07/13	67,400,000	284,122	282,694	—	1,428
HUF	JPM	06/26/13	192,397,220	807,849	802,782	—	5,067
HUF	UBS	05/21/13	42,703,200	179,999	178,819	—	1,180
IDR	JPM	04/29/13	3,960,412,000	404,000	406,125	2,125	—
IDR	SCB	04/18/13	5,929,755,000	611,000	608,944	—	2,056
INR	BRC	04/15/13	9,480,390	174,000	173,986	—	14
INR	BRC	04/15/13	42,658,000	770,000	782,866	12,866	—
INR	JPM	05/13/13	28,244,410	509,000	515,311	6,311	—
INR	SCB	04/08/13	54,852,770	1,019,000	1,008,172	—	10,828
INR	SCB	05/20/13	18,696,760	340,778	340,631	—	147
KRW	JPM	04/29/13	266,674,400	248,000	239,318	—	8,682
KRW	SCB	04/22/13	598,889,250	537,000	537,667	667	—

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2013 (unaudited)

Forward Currency Purchase Contracts open at  March 31, 2013 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
KRW	SCB	05/28/13	340,593,300	$306,000	$305,179	$—	$821
KRW	UBS	04/15/13	802,118,700	729,000	720,408	—	8,592
KRW	UBS	05/13/13	800,052,000	726,000	717,437	—	8,563
KZT	CIT	04/08/13	43,187,880	284,000	286,048	2,048	—
KZT	CIT	06/24/13	38,200,000	247,409	251,760	4,351	—
KZT	CIT	09/26/13	51,424,800	336,000	336,207	207	—
KZT	HSB	05/02/13	53,836,000	354,651	356,141	1,490	—
KZT	HSB	07/09/13	20,776,050	135,419	136,763	1,344	—
KZT	HSB	07/09/13	41,900,000	272,964	275,817	2,853	—
KZT	HSB	10/30/13	79,207,200	513,000	516,098	3,098	—
KZT	UBS	05/28/13	52,830,750	348,671	348,862	191	—
MXN	JPM	04/22/13	5,806,812	467,756	469,238	1,482	—
MYR	HSB	05/07/13	998,624	320,000	321,694	1,694	—
MYR	JPM	04/08/13	5,404,668	1,733,209	1,744,651	11,442	—
MYR	JPM	04/18/13	1,527,636	489,000	492,770	3,770	—
NGN	CIT	04/15/13	38,695,800	242,000	242,990	990	—
NGN	CIT	04/23/13	29,338,800	166,698	183,696	16,998	—
NGN	CIT	06/10/13	44,543,640	276,000	274,246	—	1,754
NGN	CIT	07/23/13	20,350,000	110,000	123,519	13,519	—
NGN	CIT	09/19/13	21,846,000	132,000	130,210	—	1,790
NGN	SCB	04/11/13	51,906,000	326,043	326,421	378	—
NGN	SCB	05/02/13	23,572,000	133,553	147,107	13,554	—
NGN	SCB	06/18/13	103,802,600	638,000	637,334	—	666
NGN	SCB	06/20/13	56,398,400	346,854	346,041	—	813
PEN	CIT	05/02/13	1,302,188	502,000	502,310	310	—
RON	ING	04/18/13	1,769,573	543,856	512,566	—	31,290
RON	JPM	04/22/13	2,015,928	612,000	583,621	—	28,379
RSD	BRC	04/08/13	77,310,560	905,435	881,429	—	24,006
RSD	CIT	04/11/13	22,900,920	270,889	260,837	—	10,052
RSD	CIT	04/11/13	70,339,000	853,836	801,147	—	52,689
RUB	BRC	09/27/13	24,745,896	777,000	772,940	—	4,060
RUB	UBS	06/25/13	3,474,744	111,000	110,196	—	804
RUB	UBS	06/25/13	13,005,200	363,375	412,440	49,065	—
RUB	UBS	07/01/13	13,767,255	384,668	436,179	51,511	—
SGD	HSB	04/22/13	1,254,498	1,004,000	1,011,455	7,455	—
THB	SCB	04/18/13	6,661,883	227,000	227,255	255	—
THB	SCB	04/18/13	8,098,272	273,000	276,254	3,254	—
THB	SCB	05/20/13	29,369,165	988,628	999,913	11,285	—
TRY	JPM	04/22/13	2,156,804	1,180,000	1,189,034	9,034	—
TRY	JPM	05/07/13	914,575	500,000	503,279	3,279	—
UGX	BRC	04/08/13	962,030,000	346,678	370,570	23,892	—
UGX	BRC	05/07/13	962,029,000	342,969	367,246	24,277	—
UGX	CIT	04/08/13	1,663,255,000	621,081	640,678	19,597	—
UYU	CIT	04/08/13	1,571,500	82,020	82,737	717	—
UYU	CIT	05/07/13	1,569,500	81,405	82,115	710	—
UYU	HSB	04/04/13	7,185,360	364,000	378,615	14,615	—

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2013 (unaudited)

Forward Currency Purchase Contracts open at  March 31, 2013 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
ZAR	BRC	05/20/13	2,639,638	$284,000	$285,245	$1,245	$—
ZAR	BRC	05/20/13	4,737,161	509,000	511,908	2,908	—
ZAR	CIT	04/30/13	4,044,706	434,000	438,265	4,265	—
ZAR	JPM	04/29/13	2,660,458	286,000	288,313	2,313	—
ZMW	CIT	04/08/13	2,067,000	384,558	385,023	465	—
ZMW	CIT	04/15/13	1,554,000	288,472	289,276	804	—
ZMW	SCB	04/22/13	1,287,120	236,995	239,441	2,446	—
ZMW	SCB	05/28/13	1,355,828	249,600	250,713	1,113	—
ZMW	SCB	09/19/13	1,184,619	210,449	213,174	2,725	—
ZMW	SCB	12/19/13	789,746	137,228	139,228	2,000	—
Total Forward Currency Purchase Contracts				$43,999,859	$43,989,762	$382,410	$392,507

Forward Currency Sale Contracts open at March 31, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	RBC	04/02/13	860,804	$433,000	$425,982	$7,018	$—
BRL	RBC	05/03/13	848,652	421,000	418,505	2,495	—
CZK	BNP	04/05/13	10,563,654	529,000	525,352	3,648	—
CZK	BNP	07/08/13	680,176	33,887	33,849	38	—
EUR	BNP	05/20/13	368,000	482,006	471,873	10,133	—
EUR	BNP	07/08/13	377,000	489,138	483,600	5,538	—
EUR	BRC	04/08/13	688,000	905,435	881,942	23,493	—
EUR	CIT	04/11/13	203,926	270,889	261,417	9,472	—
EUR	CIT	04/11/13	622,910	853,836	798,519	55,317	—
EUR	CIT	05/20/13	816,128	1,057,000	1,046,493	10,507	—
EUR	ING	04/18/13	403,000	543,856	516,636	27,220	—
EUR	ING	04/22/13	815,399	1,090,078	1,045,349	44,729	—
EUR	JPM	05/06/13	387,000	505,671	496,184	9,487	—
EUR	JPM	05/28/13	193,001	250,000	247,493	2,507	—
EUR	JPM	05/28/13	2,202,680	2,911,326	2,824,590	86,736	—
EUR	JPM	06/06/13	384,000	499,841	492,453	7,388	—
EUR	JPM	06/06/13	420,000	546,959	538,621	8,338	—
EUR	UBS	04/30/13	55,597	72,695	71,280	1,415	—
HUF	BNP	04/30/13	94,994,950	404,269	398,764	5,505	—
HUF	CIT	05/07/13	14,218,100	65,000	59,635	5,365	—
JPY	HSB	06/21/13	61,373,685	645,000	652,340	—	7,340
JPY	SCB	04/26/13	83,535,872	896,000	887,543	8,457	—
MXN	JPM	04/22/13	2,316,769	186,194	187,214	—	1,020
RON	BNP	04/29/13	380,227	111,000	109,978	1,022	—
RSD	CIT	04/11/13	12,946,700	149,408	147,460	1,948	—
RSD	CIT	04/11/13	25,631,076	295,419	291,932	3,487	—
TRY	BRC	07/10/13	78,512	40,381	42,837	—	2,456
TRY	CIT	07/10/13	613,301	315,322	334,624	—	19,302
UGX	CIT	04/08/13	452,808,000	171,000	174,420	—	3,420

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2013 (unaudited)

Forward Currency Sale Contracts open at March 31, 2013 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
UGX	CIT	05/07/13	482,274,500	$181,000	$184,104	$—	$3,104
Total Forward Currency Sale Contracts				$15,355,610	$15,050,989	341,263	36,642
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$723,673	$429,149

Currency Abbreviations:
BRL — Brazilian Real
CLP — Chilean Peso
CNY — Chinese Renminbi
COP — Colombian Peso
CZK — Czech Koruna
DOP — Dominican Republic Peso
EUR — Euro
GHS — Ghanaian Cedi
HUF — Hungarian Forint
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won
KZT — Kazakhstan Tenge
MXN — Mexican New Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PEN — Peruvian New Sol
RON — New Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SGD — Singapore Dollar
THB — Thai Baht
TRY — New Turkish Lira
UGX — Ugandan Shilling
UYU — Uruguayan Peso
ZAR — South African Rand
ZMW — Zambian Kwacha

Counterparty Abbreviations:
BNP — BNP Paribas SA
BRC — Barclays Bank PLC
CIT — Citibank NA
HSB — HSBC Bank USA
ING — ING Bank NV
JPM — JPMorgan Chase Bank
RBC — Royal Bank of Canada
SCB — Standard Chartered Bank
UBS — UBS AG

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2013 (unaudited)

(a)	Non-income producing security.
(b)	Pursuant to Rule 144A under the Securities Act of 1933, the security may only be traded among “qualified institutional buyers.” At March 31, 2013, this security amounted to 1.2% of net assets of Lazard World Dividend & Income Fund, Inc. (the “Fund”), and is considered to be liquid.
(c)	Security valued using Level 2 inputs, based on reference to a similar security from the same issuer which was trading on an active market, under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.
(d)	Principal amount denominated in respective country’s currency.
(e)	The Fund, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(f)	For federal income tax purposes, the aggregate cost was $103,571,414, aggregate gross unrealized appreciation was $10,305,246, aggregate gross unrealized depreciation was $2,718,711, and the net unrealized appreciation was $7,586,535.

Security Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NTN-B — Brazil Sovereign “Nota do Tesouro Nacional” Series B
REIT — Real Estate Investment Trust
SDR— Swedish Depositary Receipt

Portfolio holdings by industry (as a percentage of net assets):
Agriculture	1.9%
Automotive	3.6
Banking	10.4
Commercial Services	2.8
Computer Software	1.0
Construction & Engineering	1.1
Consumer Products	3.7
Electric	3.5
Energy Integrated	8.3
Energy Services	0.8
Financial Services	4.0
Food & Beverages	2.0
Forest & Paper Products	0.7
Health Services	1.2
Household and Personal Products	1.1
Housing	0.7
Insurance	8.0
Leisure & Entertainment	5.0
Manufacturing	2.5
Metals & Mining	2.8
Pharmaceutical & Biotechnology	3.5
Real Estate	6.0
Semiconductors & Components	3.7
Technology Hardware	2.3
Telecommunications	13.0
Transportation	5.3
Subtotal	98.9
Foreign Government Obligations	10.4
Short-Term Investment	0.4
Total Investments	109.7%

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2013 (unaudited)

Valuation of Investments:

Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically under the direction of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of foreign securities may be determined with the assistance of an independent pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts.

The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2013 (unaudited)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of March 31, 2013:

	Unadjusted Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Balance as of
Description	(Level 1)	(Level 2)	(Level 3)	March 31, 2013
Assets:
Common Stocks
Russia	$5,104,217	$1,241,078	$—	$6,345,295
Thailand	—	1,016,397	—	1,016,397
Other	91,939,533	—	—	91,939,533
Preferred Stock	942,775	—	—	942,775
Foreign Government Obligations	—	10,558,749	—	10,558,749
Short-Term Investment	—	355,200	—	355,200
Other Financial Instruments*
Forward Currency Contracts	—	723,673	—	723,673
Total	$97,986,525	$13,895,097	$—	$111,881,622

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(429,149)	$—	$(429,149)

* Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

Certain common stocks (see footnote (c)) included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets. The foreign government obligations included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service. The short-term investment included in Level 2 (a pooled investment fund) was valued at the fund’s net asset value.

In connection with the periodic implementation of fair value pricing procedures with respect to foreign securities, certain equity securities (other than those securities described in footnote (c)) were transferred from Level 1 to Level 2 as a result of fair value pricing procedure triggers being met and would revert to Level 1 when the fair value pricing procedure triggers are no longer met. There were no other transfers into or out of Levels 1, 2 or 3 during the period ended March 31, 2013.

Item 2.	Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2013

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2013